BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Schedule of Reconciliation from IAS 17 to IFRS 16) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of comparative information prepared under previous GAAP [line items]
Property, plant & equipment	$ 9,290	$ 5,362
Retaining earnings	16,145	55,319
Impairment [Member]
Disclosure of comparative information prepared under previous GAAP [line items]
Property, plant & equipment		(11,099)
Lease liabilities
Retaining earnings		(11,099)
Total
Right-of-use assets cost at transition before impairment [Member]
Disclosure of comparative information prepared under previous GAAP [line items]
Property, plant & equipment		5,362
Lease liabilities		(962)
Retaining earnings		55,319
Total		(50,919)
Remeasurement [Member]
Disclosure of comparative information prepared under previous GAAP [line items]
Property, plant & equipment		21,185
Lease liabilities		(21,185)
Retaining earnings
Total
Impairment adjustment on transition [Member]
Disclosure of comparative information prepared under previous GAAP [line items]
Property, plant & equipment	15,448	63,716
Lease liabilities	(22,147)	(22,826)
Retaining earnings	44,220	44,220
Total	$ (50,919)	$ (3,330)